Financial Instruments - Summary of The Presents Changes In The Maximum Earn-out (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure in tabular form of reconciliation of fair value of assets and liabilities based on significant unobservable input [Line Items]
Opening balance on January 1	$ 357,673
Closing balance on December 31	341,145	$ 357,673
Level 3 of fair value hierarchy [member] | At fair value [member] | Contingent consideration [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure in tabular form of reconciliation of fair value of assets and liabilities based on significant unobservable input [Line Items]
Opening balance on January 1	299	4,953
Payments of principal/finance charges - earn-out		(916)
Earn-out adjustments	(299)	(3,740)
Exchange differences		2
Closing balance on December 31	0	299
Level 3 of fair value hierarchy [member] | At fair value [member] | Investment in Equity Securities of Unquoted Companies [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure in tabular form of reconciliation of fair value of assets and liabilities based on significant unobservable input [Line Items]
Opening balance on January 1	0	0
Exchange differences		0
Additions	2,000
Closing balance on December 31	$ 2,000	$ 0